Line of Credit and Mortgage Payable (Details Textual) - USD ($)		6 Months Ended		12 Months Ended
	Mar. 15, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 30, 2015	Dec. 18, 2014
Long-term Line of Credit		$ 12,161,380		$ 8,113,943	$ 6,000,000
Payment of Financing and Stock Issuance Costs		87,202	$ 65,050	76,159	12,075
Amortization of Debt Issuance Costs		29,117	$ 24,556	47,676	26,916
Mortgages [Member]
Debt Instrument, Face Amount		$ 310,000		$ 310,000
Debt Instrument, Interest Rate, Stated Percentage		4.52%		4.52%
Debt Instrument, Periodic Payment		$ 1,975		$ 1,975
Debt Instrument, Maturity Date		Jan. 31, 2022		Jan. 31, 2022
Bankwell Bank[ [Member] | Guarantee Obligations [Member] | Maximum [Member]
Long-term Line of Credit		$ 1,000,000
Bankwell Bank[ [Member] | Line of Credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 15,000,000	$ 20,000,000		$ 1,000,000		$ 7,000,000	$ 5,000,000
Line of Credit Facility, Interest Rate at Period End		5.80%		6.75%
Line of Credit Facility, Expiration Date		Jun. 30, 2019		Mar. 15, 2018
Debt Instrument, Interest Rate Terms	The interest rate on the Bankwell Credit Line is variable at 3% in excess of the Wall Street Journal prime rate (3.75% at December 31, 2016), but in no event less than 6.25%, per annum, on the money in use.	The interest rate on the Bankwell Credit Line is variable at 4.5% in excess of the London Interbank Offered Rate (LIBOR), but in no event less than 5.50%, per annum, on the money in use
Debt Instrument, Term		2 years
Payment of Financing and Stock Issuance Costs				$ 65,000	$ 12,000